Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0000072971
Registrant Name	WELLS FARGO & COMPANY/MN
Registration File Number	333-292881
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES